Employee benefits - Actuarial Losses Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Other Comprehensive Income, Before Tax, Cumulative Gain (Loss) On Remeasurements Of Defined Benefit Plans	€ 64.9	€ 48.8